Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	19.88%	3.68%	17.65%	—
Return After Taxes on Distributions	19.73%	3.29%	15.57%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.22%	3.11%	15.32%	—

Class A
Return Before Taxes	12.75%	2.22%	16.69%	—

Class C
Return Before Taxes	18.66%	2.69%	—	11.23%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	4.26%
MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)	18.22%	-0.92%	16.52%	9.00%

VIRTUS HIGH YIELD INCOME FUND

	1 Year	5 Years	10 Years	Class A Since Inception (5/14/04)	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	12.59%	6.55%	7.25%	—	—
Return After Taxes on Distributions	9.98%	3.77%	4.51%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.10%	3.87%	4.57%	—	—

Class A
Return Before Taxes	7.97%	5.51%	—	5.73%	—

Class C
Return Before Taxes	11.37%	5.49%	—	—	5.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%	6.52%
High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)	15.55%	10.27%	10.51%	9.24%	9.56%

VIRTUS LOW DURATION INCOME FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	6.40%	5.44%	4.44%	—
Return After Taxes on Distributions	5.55%	4.14%	3.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	3.88%	2.97%	—

Class A
Return Before Taxes	3.75%	4.70%	3.94%	—

Class C
Return Before Taxes	5.44%	4.41%	—	4.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%	5.84%

VIRTUS TAX-EXEMPT BOND FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	7.72%	6.51%	5.26%	—
Return After Taxes on Distributions	7.72%	6.49%	5.16%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	6.15%	5.07%	—

Class A
Return Before Taxes	4.50%	5.66%	4.71%	—

Class C
Return Before Taxes	6.74%	5.47%	—	5.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	6.78%	5.91%	5.10%	5.78%

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	19.88%	3.68%	17.65%	—
Return After Taxes on Distributions	19.73%	3.29%	15.57%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.22%	3.11%	15.32%	—

Class A
Return Before Taxes	12.75%	2.22%	16.69%	—

Class C
Return Before Taxes	18.66%	2.69%	—	11.23%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	4.26%
MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)	18.22%	-0.92%	16.52%	9.00%

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.88%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	17.65%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	16.69%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	15.57%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.22%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	15.32%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | S&P 500® Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | S&P 500® Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
10 Years	rr_AverageAnnualReturnYear10	16.52%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS HIGH YIELD INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS HIGH YIELD INCOME FUND

	1 Year	5 Years	10 Years	Class A Since Inception (5/14/04)	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	12.59%	6.55%	7.25%	—	—
Return After Taxes on Distributions	9.98%	3.77%	4.51%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.10%	3.87%	4.57%	—	—

Class A
Return Before Taxes	7.97%	5.51%	—	5.73%	—

Class C
Return Before Taxes	11.37%	5.49%	—	—	5.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%	6.52%
High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)	15.55%	10.27%	10.51%	9.24%	9.56%

VIRTUS HIGH YIELD INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.59%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	7.25%
VIRTUS HIGH YIELD INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.97%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS HIGH YIELD INCOME FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	4.51%
VIRTUS HIGH YIELD INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	4.57%
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	10.27%
10 Years	rr_AverageAnnualReturnYear10	10.51%
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS LOW DURATION INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS LOW DURATION INCOME FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	6.40%	5.44%	4.44%	—
Return After Taxes on Distributions	5.55%	4.14%	3.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	3.88%	2.97%	—

Class A
Return Before Taxes	3.75%	4.70%	3.94%	—

Class C
Return Before Taxes	5.44%	4.41%	—	4.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%	5.84%

VIRTUS LOW DURATION INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	4.44%
VIRTUS LOW DURATION INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	3.94%
VIRTUS LOW DURATION INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS LOW DURATION INCOME FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	3.05%
VIRTUS LOW DURATION INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.15%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	2.97%
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS TAX-EXEMPT BOND FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	7.72%	6.51%	5.26%	—
Return After Taxes on Distributions	7.72%	6.49%	5.16%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	6.15%	5.07%	—

Class A
Return Before Taxes	4.50%	5.66%	4.71%	—

Class C
Return Before Taxes	6.74%	5.47%	—	5.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	6.78%	5.91%	5.10%	5.78%

VIRTUS TAX-EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	6.51%
10 Years	rr_AverageAnnualReturnYear10	5.26%
VIRTUS TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	4.71%
VIRTUS TAX-EXEMPT BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.74%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS TAX-EXEMPT BOND FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.16%
VIRTUS TAX-EXEMPT BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	5.07%
VIRTUS TAX-EXEMPT BOND FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS TAX-EXEMPT BOND FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
VIRTUS TAX-EXEMPT BOND FUND | Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
VIRTUS TAX-EXEMPT BOND FUND | Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006